Interest rate benchmark reform (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Quantitative information about non-derivative financial assets that have yet to transition to alternative benchmark rate [text block]
30.6.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 31,423 77,502 1,829 6,587 3,070 3,796
3
Total non-derivative financial liabilities

USD million 2,029 9,834 566 1,919 1,060 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,519 42,566 12,513 9,626 4,247 5,948
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 1 4,433 0 0 0 15,767
5
31.3.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 36,046 72,185 5,399 8,253 3,060 4,469
3
Total non-derivative financial liabilities

USD million 2,612 13,142 1,429 2,252 1,460 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,749 40,080 13,006 9,613 3,961 5,206
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 106 4,656 167 0 0 15,188
5
1 Contracts have been disclosed without

regard to early termination rights.

Instead, it is assumed that such

contracts will transition away

from IBORs without such rights being

exercised.

2 Includes primarily EUR
LIBOR positions.

3 Includes loans related to revolving multi-currency credit lines.

4 Includes cross-currency swaps where either leg or both legs are indexed to an IBOR.

5 Includes loan commitments that can be
drawn in different currencies at the client‘s discretion.

Quantitative information about non-derivative financial liabilities that have yet to transition to alternative benchmark rate [text block]
30.6.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 31,423 77,502 1,829 6,587 3,070 3,796
3
Total non-derivative financial liabilities

USD million 2,029 9,834 566 1,919 1,060 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,519 42,566 12,513 9,626 4,247 5,948
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 1 4,433 0 0 0 15,767
5
31.3.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 36,046 72,185 5,399 8,253 3,060 4,469
3
Total non-derivative financial liabilities

USD million 2,612 13,142 1,429 2,252 1,460 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,749 40,080 13,006 9,613 3,961 5,206
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 106 4,656 167 0 0 15,188
5
1 Contracts have been disclosed without

regard to early termination rights.

Instead, it is assumed that such

contracts will transition away

from IBORs without such rights being

exercised.

2 Includes primarily EUR
LIBOR positions.

3 Includes loans related to revolving multi-currency credit lines.

4 Includes cross-currency swaps where either leg or both legs are indexed to an IBOR.

5 Includes loan commitments that can be
drawn in different currencies at the client‘s discretion.

Quantitative information about derivatives that have yet to transition to alternative benchmark rate [text block]
30.6.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 31,423 77,502 1,829 6,587 3,070 3,796
3
Total non-derivative financial liabilities

USD million 2,029 9,834 566 1,919 1,060 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,519 42,566 12,513 9,626 4,247 5,948
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 1 4,433 0 0 0 15,767
5
31.3.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 36,046 72,185 5,399 8,253 3,060 4,469
3
Total non-derivative financial liabilities

USD million 2,612 13,142 1,429 2,252 1,460 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,749 40,080 13,006 9,613 3,961 5,206
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 106 4,656 167 0 0 15,188
5
1 Contracts have been disclosed without

regard to early termination rights.

Instead, it is assumed that such

contracts will transition away

from IBORs without such rights being

exercised.

2 Includes primarily EUR
LIBOR positions.

3 Includes loans related to revolving multi-currency credit lines.

4 Includes cross-currency swaps where either leg or both legs are indexed to an IBOR.

5 Includes loan commitments that can be
drawn in different currencies at the client‘s discretion.